Income Taxes (Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Federal income tax expense computed at statutory Federal rate, Amount	$ 40,600	$ 20,073	$ 36,878
Federal income tax expense computed at statutory Federal rate, Percentage	35.00%	35.00%	35.00%
Increases (Decreases) In Taxes Resulting From:
State taxes, net of Federal tax effect, Amount	3,495	(1,993)	3,064
State taxes, net of Federal tax effect, Percentage	3.00%	3.40%	2.90%
Net tax-exempt interest income, Amount	(513)	(577)	(624)
Net tax-exempt interest income, Percentage	(0.40%)	(1.00%)	(0.60%)
Change in cash surrender value of BOLI, Amount	(517)	(638)	(421)
Change in cash surrender value of BOLI, Percentage	(0.40%)	(1.10%)	(0.40%)
Low income housing tax credits, Amount	(2,081)	(1,397)	(1,209)
Low income housing tax credits, Percentage	(1.80%)	(2.40%)	(1.10%)
Other, Amount	502	(505)	(163)
Other, Percentage	0.40%	(0.90%)	(0.20%)
Income tax expense	$ 41,486	$ 18,949	$ 37,525
Income tax expense, Percentage	35.80%	33.00%	35.60%